Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2026
Loss Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share	The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the periods ended September 30, 2026, and 2025.

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Numerator:
Net loss attributable to common stockholders	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)

Denominator:
Basic and diluted weighted-average shares outstanding	86,315,879	78,707,504	86,124,876	75,412,754

Loss per share:
Basic and diluted loss per share	(0.01)	(0.14)	(0.24)	(0.40)

Schedule of Diluted Net Loss Per Share

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	September 30, 2026	December 31, 2025
Stock options	2,949,624	3,335,989